                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-01545
                                                      ---------

                      Eaton Vance Special Investment Trust
                      ------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS
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[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT JUNE 30, 2004

[GRAPHIC IMAGE]

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND

[GRAPHIC IMAGE]

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                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                          EATON VANCE DISTRIBUTORS,INC.

                                 PRIVACY NOTICE

       The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

       - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

       - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

       - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

         For more information about Eaton Vance's privacy policies, call:
         1-800-262-1122.


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

       The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

       EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

       If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

       Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND as of June 30, 2004

INVESTMENT UPDATE

[PHOTO OF THOMAS H. LUSTER]
Thomas H. Luster
Portfolio Manager

MANAGEMENT DISCUSSION

- During the first half of 2004, the U.S. economy has continued its recovery, with higher business and consumer confidence, a stable dollar, low interest rates, broad-based demand, and lean inventories helping to drive growth. The economy grew at an annualized rate of 3.9% during the first quarter of 2004, and it has created an impressive 1.3 million jobs in the first half.

- Although food and energy prices have risen considerably, core inflation appears to be contained. While the latest economic data are upbeat, we believe that the prospect of rising interest rates, ongoing geopolitical uncertainties, reduced stimulus in the form of tax cuts and low interest rates, and larger federal budget deficits will likely have a moderating effect on the economy's recent impressive growth.

- In a much anticipated move, the U.S. Federal Reserve Board increased the Fed Funds Rate, a key short-term interest-rate benchmark, by 25 basis points (0.25%) at its June 30, 2004 meeting. In its statement, the Federal Reserve reiterated its commitment to raise rates at a "measured" pace, but acknowledged that the risk of rising inflation could cause it to be more aggressive in the future. The potential for higher rates caused bond prices to decline sharply during April and May 2004.

- Management maintained a relatively short weighted average maturity in the Fund to maintain flexibility for the likely occurrence of further interest-rate increases. Should rates rise, we will selectively seek opportunities to lengthen the Fund's weighted average maturity in order to take advantage of potentially higher yields. We agree with the consensus opinion of economists that the Federal Reserve is likely to continue raising short-term rates in 2004 to contain any potential threats of inflation.

THE FUND

  THE PAST YEAR

- In the period from December 31, 2003, to June 30, 2004, Eaton Vance Institutional Short Term Income Fund had a total return of 0.40%.(1)

- This return resulted from an increase in the Fund's net asset value to $50.39 per share on June 30, 2004, from $50.19 per share at inception on January 7, 2004.

  ABOUT THE FUND

- Eaton Vance Institutional Short Term Income Fund seeks current income and liquidity. The Fund seeks to meet its investment objective by investing in U.S. Treasury obligations; U.S. agency obligations; obligations of commercial banks or savings and loan associations; repurchase agreements; auction rate securities; commercial paper; investment grade corporate bonds; fixed- and floating-rate asset-backed securities; and mortgage-backed securities. The Fund maintains a dollar-weighted average portfolio maturity of not more than three years. The dollar-weighted average duration of the Fund will not exceed two years.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

FUND INFORMATION
as of June 30, 2004

    PERFORMANCE(1)

    SEC Average Annual Total Returns
    One year                                  0.72%
    Life of Fund+                             0.91

    +Inception Date - 1/7/03

(1) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. THERE IS NO SALES CHARGE.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

    Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND as of June 30, 2004 PORTFOLIO OF INVESTMENTS (Unaudited)

ASSET BACKED SECURITIES -- 5.9%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------------------------
AMXCA 2003-1-A, 1.35%, 9/15/10                                 $         1,000     $     1,002,410
BOIT 2003-B1, 1.61%, 12/15/10                                            1,000           1,005,468
CCCIT 2003-A4 Class A4, 1.62%, 3/20/09                                   2,100           2,104,135
CHAMT 2002-8 A, 1.30%, 3/17/08                                           1,000           1,001,145
CHAMT 2004-1 B, 1.44%, 5/15/09                                           1,000           1,000,345
FORDO 2002-B-A3B, 1.30%, 12/15/05                                          375             375,623
MBNAS, Series 2003-A3 Class A3, 1.36%, 8/16/10                           2,100           2,105,920
--------------------------------------------------------------------------------------------------

TOTAL ASSET BACKED SECURITIES
  (IDENTIFIED COST, $8,582,226)                                                    $     8,595,046
--------------------------------------------------------------------------------------------------

AUCTION-RATE SECURITIES -- 9.7%

SECURITY                                                       SHARES              VALUE
--------------------------------------------------------------------------------------------------
Cohen and Steers Premium Income Realty Fund, Inc.(1)                       112     $     2,800,000
Cohen and Steers Quality Income Realty Fund, Inc.(1)                        52           1,300,000
Cohen and Steers REIT and Preferred Income Fund, Inc.(1)                    13             325,000
F&C/Claymore Preferred Securities Income Fund, Inc.(1)                      77           1,925,000
ING Clarion Real Estate Fund(1)                                             76           1,900,000
John Hancock Preferred Income Fund Series T(1)                              29             725,000
John Hancock Preferred Income Fund Series F(1)                              36             900,000
John Hancock Preferred Income Fund III(1)                                   80           2,000,000
PIMCO Corporate Opportunity Fund Series W(1)                                50           1,250,000
Pioneer High Income Trust(1)                                                35             875,000
--------------------------------------------------------------------------------------------------

TOTAL AUCTION-RATE SECURITIES
  (IDENTIFIED COST $13,999,882)                                                    $    14,000,000
--------------------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 39.9%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------------------------
Alcon Capital Corp., 1.08%, 7/23/04(2)                         $         4,000     $     3,997,360
American Honda Finance Corp., 1.25%, 8/11/04                             1,600           1,597,722
Barton Capital Corp., 1.08%, 7/6/04(2)                                   2,500           2,499,625
CAFCO, LLC, 1.25%, 8/5/04(2)                                             2,800           2,796,597
CIESCO, LLC, 1.07%, 7/6/04                                               4,000           3,999,406
Cortez Capital Corp., 1.35%, 7/28/04(2)                                  2,500           2,497,469
General Electric Capital Corp., 1.06%, 7/19/04                           5,000           4,997,350
Kittyhawk Funding Corp., 1.12%, 7/12/04(2)                               2,800           2,799,042
Marsh and McLennan Co., 1.06%, 7/19/04(2)                                2,500           2,498,675
Mid-States Corp. Federal Credit Union,
1.25%, 7/23/04                                                 $         4,000     $     3,996,944
National Rural Utilities Coop. Finance Co.,
1.12%, 7/15/04                                                           1,500           1,499,347
New York Life Capital Corp., 1.28%, 8/13/04(2)                           4,236           4,229,523
Old Line Funding Corp., 1.14%, 7/15/04(2)                                2,500           2,498,892
Pfizer Inc., 1.03%, 7/7/04(2)                                            4,000           3,999,313
Pitney Bowes Inc., 1.05%, 7/8/04(2)                                      4,000           3,999,183
Proctor and Gamble, 1.29%, 8/12/04(2)                                    3,000           2,995,485
Receivables Capital Corp., 1.15%, 7/12/04(2)                             2,800           2,799,016
Toyota Motor Credit, 1.07%, 7/7/04                                       4,000           3,999,287
--------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
  (AT AMORTIZED COST, $57,700,236)                                                 $    57,700,236
--------------------------------------------------------------------------------------------------

CORPORATE BONDS -- 2.1%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 2.135%, 5/18/06               $         2,000     $     2,004,842
Washington Gas Light Co., 7.45%, 6/20/05                                 1,000           1,049,072
--------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS
  (IDENTIFIED COST $3,052,284)                                                     $     3,053,914
--------------------------------------------------------------------------------------------------

MORTGAGE BACKED SECURITIES -- 2.5%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------------------------
FHLMC, PAC CMO, Series 1623-PG,
3.00%, 7/15/21                                                 $           269     $       269,057
FHLMC, PAC CMO, Series 2129-VM,
6.00%, 1/15/06                                                           3,180           3,185,821
FNMA, PAC CMO, Series 1993-76 PH,
6.00%, 8/25/07                                                              76              76,385
--------------------------------------------------------------------------------------------------

TOTAL MORTGAGE BACKED SECURITIES
  (IDENTIFIED COST, $3,559,973)                                                    $     3,531,263
--------------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 1.9%

SECURITY                                                       SHARES              VALUE
--------------------------------------------------------------------------------------------------
American General Capital, 7.875%                                        32,000     $       806,080
Trans-Canada Pipelines, 8.25%                                           18,000             455,040
Westpac Capital Trust I, 8.00%                                          60,000           1,504,800
--------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
  (IDENTIFIED COST $2,805,666)                                                     $     2,765,920
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

TAX-EXEMPT INVESTMENTS -- 9.6%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------------------------
Colorado Educational and Cultural Facility,
1.40%, 7/1/33 (1)                                              $         2,700     $     2,700,000
Connecticut, 1.20%, 5/1/12                                               2,800           2,800,000
County of San Diego, CA, 1.45%, 8/15/30                                  2,800           2,800,000
Nebraska Public Power District, 1.40%, 1/1/14                            1,400           1,400,000
Northern Municipal Power Agency MN Electric,
1.35%, 1/1/21                                                            1,400           1,400,000
Pennsylvania, HEFA, 1.40%, 12/1/33 (1)                                   2,800           2,800,000
--------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS
  (IDENTIFIED COST $13,900,000)                                                    $    13,900,000
--------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS -- 10.6%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.62%, 9/29/06                         $         1,000     $     1,000,622
Federal Home Loan Bank, 2.00%, 11/17/06                                  1,000           1,000,487
Federal Home Loan Bank, 4.00%, 7/2/07                                    1,000           1,000,071
Federal Home Loan Bank, 4.20%, 11/5/08                                   2,000           2,003,004
FHLMC Discount Notes, 1.64%, 11/4/04                                     3,465           3,445,111
FNMA, 1.522%, 2/17/06                                                    1,000             999,690
FNMA, 2.30%, 9/16/05                                                     2,000           1,997,512
FNMA, 2.625%, 10/23/06                                                   1,000             977,813
FNMA Discount Notes, 1.515%, 10/13/04                                    3,000           2,986,870
--------------------------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
  (IDENTIFIED COST, $15,452,508)                                                   $    15,411,180
--------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 17.7%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------------------------
Morgan Stanley Dean Whitter Repurchase Agreement,
dated 6/30/04, due 7/01/04, with a maturity
value of $25,549,024, and an effective yield of
1.45%, collateralized by U.S. Treasury Obligations
with rates ranging from 0.00% to 6.25%, with
maturity dates ranging from 7/01/04 to 1/02/14
and with an aggregate market value of $26,080,837              $        25,548     $    25,548,000
--------------------------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
  (IDENTIFIED COST $25,548,000)                                                    $    25,548,000
--------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.9%
  (IDENTIFIED COST $144,600,775)                                                   $   144,505,559
--------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.1%                                             $       179,969
--------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                               $   144,685,528
--------------------------------------------------------------------------------------------------

AMXCA - American Express Credit Account Master Trust
BOIT - Bank One Issuance Trust
CCCIT - Citibank Credit Card Issuance Trust
CHAMT - Chase Credit Card Master Trust
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
FORDO - Ford Credit Auto Owner Trust
MBNAS - MBNA Credit Card Master Note Trust
(1) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2) A security which has been issued under section 4(2)of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Fund's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

                        See notes to financial statements

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND as of June 30, 2004 FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investments, at value (identified cost, $119,052,775)                           $   118,957,559
Repurchase Agreements, at value (cost $25,548,000)                                   25,548,000
Cash                                                                                         90
Receivable for investments sold                                                       1,250,000
Dividends and interest receivable                                                       180,467
-----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                    $   145,936,116
-----------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                               $     1,250,000
Payable to affiliate for service fees                                                       588
-----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                               $     1,250,588
-----------------------------------------------------------------------------------------------
NET ASSETS FOR 2,871,112 SHARES OF BENEFICIAL INTEREST OUTSTANDING              $   144,685,528
-----------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                                 $   144,168,308
Accumulated net realized loss (computed on the basis of identified cost)                (64,605)
Accumulated undistributed net investment income                                         677,041
Net unrealized depreciation (computed on the basis of identified cost)                  (95,216)
-----------------------------------------------------------------------------------------------
TOTAL                                                                           $   144,685,528
-----------------------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE

($144,685,528 DIVIDED BY 2,871,112 SHARES OF BENEFICIAL INTEREST OUTSTANDING)   $         50.39
-----------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME

Interest                                                                        $       707,485
Dividends                                                                               171,937
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                         $       879,422
-----------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                          $       169,487
Administration fee                                                                       67,393
Service fees                                                                            168,487
-----------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                  $       405,367
-----------------------------------------------------------------------------------------------
Deduct --
    Preliminary voluntary reduction of investment adviser fee                   $       135,589
    Preliminary voluntary reduction of service fees                                      67,397
-----------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                        $       202,986
-----------------------------------------------------------------------------------------------

NET EXPENSES                                                                    $       202,381
-----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                           $       677,041
-----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
    Investment transactions (identified cost basis)                             $       (16,978)
    Realized gain distributions from auction-rate securities                             13,150
-----------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                               $        (3,828)
-----------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                                         $      (121,037)
-----------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                            $      (121,037)
-----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                                $      (124,865)
-----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                      $       552,176
-----------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                          SIX MONTHS ENDED
                                                          JUNE 30, 2004       PERIOD ENDED
                                                          (UNAUDITED)         DECEMBER 31, 2003(1)
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
    Net investment income                                 $        677,041    $            788,815
    Net realized gain (loss) on investment
       transactions and on gain distributions
       from auction-rate securities                                 (3,828)                (61,025)
    Net change in unrealized appreciation
       (depreciation) on investments                              (121,037)                 25,821
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $        552,176    $            753,611
--------------------------------------------------------------------------------------------------
Distributions to shareholders --
    From net investment income                            $             --    $           (541,796)
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                       $             --    $           (541,796)
--------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
    Proceeds from sale of shares                          $     51,018,609    $        166,000,050
    Cost of shares redeemed                                     (4,000,000)            (69,097,122)
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS                               $     47,018,609    $         96,902,928
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                $     47,570,785    $         97,114,743
--------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                    $     97,114,743    $                 --
--------------------------------------------------------------------------------------------------
AT END OF PERIOD                                          $    144,685,528    $         97,114,743
--------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME
INCLUDED IN NET ASSETS
--------------------------------------------------------------------------------------------------
AT END OF PERIOD                                          $        677,041    $                 --
--------------------------------------------------------------------------------------------------

(1) For the period from the start of business, January 7, 2003, to December 31, 2003.

                        See notes to financial statements

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND as of June 30, 2004

FINANCIAL HIGHLIGHTS

                                                               SIX MONTHS ENDED
                                                               JUNE 30, 2004        YEAR ENDED
                                                               (UNAUDITED)(1)       DECEMBER 31, 2003(1)(2)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                         $         50.190     $                50.000
-----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                                          $          0.251     $                 0.422
Net realized and unrealized gain (loss)                                  (0.051)                      0.048
-----------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                   $          0.200     $                 0.470
-----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                     $             --     $                (0.280)
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            $             --     $                (0.280)
-----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                               $         50.390     $                50.190
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                            0.40%                       0.94%
-----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)                      $        144,686     $                97,115
Ratios (As a percentage of average daily net assets):
   Net expenses                                                            0.30%(4)                    0.55%(4)
   Net investment income                                                   1.00%(4)                    0.85%(4)
Portfolio Turnover                                                            2%                          4%
-----------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect
   voluntary reductions of both the investment
   adviser fee and service fees. Had such actions not
   been taken, the ratios and net investment income
   per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                                                0.60%(4)                    0.60%(4)
   Net investment income                                                   0.70%(4)                    0.80%(4)
Net investment income per share                                $          0.176     $                 0.397
------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business January 7, 2003, to December 31, 2003.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Annualized.

                        See notes to financial statements

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND as of June 30, 2004 NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Institutional Short Term Income Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and liquidity. The Fund invests in U.S. Treasury obligations, U.S. agency obligations, obligations of commercial banks or savings and loan associations (such as bankers' acceptances and fixed and variable rate certificates of deposit), repurchase agreements, auction rate securities, commercial paper, investment grade corporate bonds (rated BBB or higher by a nationally recognized statistical rating organization), fixed and floating rate asset-back securities and mortgage-backed securities. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income tax is necessary. At December 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $60,777, which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such loss carryover will expire on December 31, 2011.

   D REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements collateralized by U.S. Treasury obligations, U.S. agency obligations, commercial paper and mortgage-backed securities involving any or all of its assets with banks and broker dealers determined to be creditworthy by the Fund's Manager, Eaton Vance Management. Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

   E OTHER -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

   F USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   H INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of financial statements.

2  DISTRIBUTION TO SHAREHOLDERS

   It is the present policy of the Fund to pay dividends and capital gains annually, normally in December. The Fund intends on its tax return to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and defer the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Fund's shares, the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                           SIX MONTHS ENDED
                           JUNE 30, 2004      YEAR ENDED
                           (UNAUDITED)        DECEMBER 31, 2003(1)
   ---------------------------------------------------------------
   Sales                         1,015,713             3,307,430
   Redemptions                     (79,587)           (1,372,444)
   ---------------------------------------------------------------
   NET INCREASE                    936,126             1,934,986
   ---------------------------------------------------------------

   (1) For the period from the start of business January 7, 2003, to December 31, 2003.

   At June 30, 2004, Eaton Vance Management owned 67% of the outstanding shares of the Fund.

4  PURCHASES AND SALES OF INVESTMENTS

   Purchases and sales (including maturities), other than U.S. Government securities and short-term obligations, aggregated $87,743,380 and $77,650,605, respectively for the six months ended June 30, 2004. Purchase and sales of U.S. Government and Agency securities aggregated $24,587,746 and $14,023,842, respectively.

5  INVESTMENT ADVISOR FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment advisor fee is earned by Eaton Vance Management (EVM) as compensation for management services rendered to the Fund. Under the investment advisory agreement with the Fund, Eaton Vance received a monthly advisory fee equal to 0.25% annually of the average daily net assets of the Fund. For the six months ended June 30, 2004, the fee was equivalent to 0.25% (annualized) of the Fund's average net assets and amounted to $169,487. Pursuant to a voluntary fee waiver, EVM made a reduction of its investment adviser fee in the amount of $135,589 for the six months ended June 30, 2004. EVM also serves as administrator of the Fund, providing the Fund with administration services and related office facilities. In return, the Fund pays EVM administration fees equivalent to 0.10% (annualized) of average daily net assets of the Fund. For the six months ended June 30, 2004, the fee was equivalent to 0.10% (annualized) of the Fund's average net assets and amounted to $67,393. EVM also pays all ordinary operating expenses of the Fund (except service, administrative services and advisory fees). Certain officers and Trustees of the Fund are officers of EVM.

6  SERVICE PLAN

   The Fund has adopted a service plan. Fund assets bear a service fee for personal and/or account services paid to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, in an amount not exceeding 0.25% (annualized) of average daily net assets. EVD may pay up to the entire amount of the service fee to investment dealers and their employees, or to EVD employees for providing services to the Fund or its shareholders. Service fee payments from EVD to investment dealers and others will be made on new accounts only if EVD has previously authorized in writing such payments for identified accounts. For the six months ended June 30, 2004, the Fund paid or accrued service fees payable to EVD in the amount of $168,487 and EVD in turn paid $48,008 to investment dealers. Pursuant to a voluntary fee waiver, EVD made a reduction of its service fee in the amount of $67,397 for the six months ended June 30, 2004.

7  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                         $   144,600,775
   ------------------------------------------------------
   Gross unrealized appreciation          $        21,128
   Gross unrealized depreciation                 (116,344)
   ------------------------------------------------------
   NET UNREALIZED DEPRECIATION            $       (95,216)
   ------------------------------------------------------

8  LINE OF CREDIT

   The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowing at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2004.

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND
INVESTMENT MANAGEMENT

            OFFICERS
            Thomas E. Faust Jr.
            President

            Duke E. Laflamme
            Vice President

            Thomas H. Luster
            Vice President

            George C. Pierides
            Vice President

            James L. O'Connor
            Treasurer

            Alan R. Dynner
            Secretary

            TRUSTEES
            James B. Hawkes

            Samuel L. Hayes, III

            William H. Park

            Ronald A. Pearlman

            Norton H. Reamer

            Lynn A. Stout

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

                       THIS PAGE INTENTIONALLY LEFT BLANK

                               INVESTMENT ADVISER
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


                EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

  THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
         SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 800-225-6265.

1555-8/04                                                                ISTISRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SPECIAL INVESTMENT TRUST (ON BEHALF OF EATON INSTITUTIONAL SHORT TERM INCOME FUND)

By:    /s/ Thomas E. Faust Jr.
       ----------------------------
       Thomas E. Faust Jr.
       President


Date:  August 13, 2004
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       -------------------------
       James L. O'Connor
       Treasurer


Date:  August 13, 2004
       ---------------


By:    /s/ Thomas E. Faust Jr.
       -----------------------------------------
       Thomas E. Faust Jr.
       President


Date:  August 13, 2004
       ---------------